Goodwill, Intangible assets, net, Crypto intangible assets, net and Other digital assets, net - Expected Amortization Expense for Intangible Assets Over Remaining Life (Detail) - USD ($)
$ in Thousands
	Jun. 30, 2026	Dec. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 360,495	$ 239,201
Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Remainder of 2026	26,887
2027	53,687
2028	53,406
2029	53,311
2030	52,522
Thereafter	107,931
Intangible assets, net	$ 347,744